Deposits Paid	12 Months Ended
Dec. 31, 2025
Deposits Paid [Abstract]
Deposits paid
5.	Deposits paid

The deposits mainly related to refundable security deposit to supplier of sturgeon farm and lease agreement of officers and processing factory in Hong Kong. Deposits are to be recovered when the Company terminated the supplier agreement and upon the expiry of the leases respectively.